CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2020	2021
	SGD’000	SGD’000
Amount of the Company’s revenue
Customer A	13,163	4,833
Customer B	2,361	3,188
Customer C	N/A*	N/A*

*Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2020	2021
	SGD’000	SGD’000
Amount of the Company’s accounts receivable
Customer A	7,788	802
Customer B	N/A**	898
Customer C	N/A**	393

**Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended December 31,
	2020	2021
	SGD’000	SGD’000
Amount of the Company’s purchase
Supplier A	1,418	551
Supplier B	N/A#	507

# Purchase from relevant supplier was less than 10% of the Group’s total revenue for the respective year.

The following table sets forth a summary of single supplier who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2020	2021
	SGD’000	SGD’000
Amount of the Company’s accounts payable
Supplier A	447	-
Supplier B	N/A##	320

## Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective year.